Note 1. Operations and Summary of Significant Accounting Policies: Loss Per Common Share, Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Loss Per Common Share, Policy

K.        Loss Per Common Share – Loss per common share has been computed on the basis of the weighted-average number of common shares outstanding during each period presented.  For the years ended December 31, 2015 and 2014, the effects of 2,640,231 and 2,615,231 stock options outstanding, respectively, 2,679,742 and 2,624,142 warrants to purchase common stock, respectively, and, debentures that are convertible to 182,500 and 227,500 shares of common stock, respectively, are excluded from the diluted per share calculation because they would be antidilutive.